Deferred income tax assets and liabilities, net	12 Months Ended
Jun. 30, 2023
Deferred income tax assets and liabilities, net
Deferred income tax assets and liabilities, net

25.    Deferred income tax assets and liabilities, net

The following table depicts the changes in deferred tax balances through equity and profit or loss for the periods presented.

	As of June 30,
(in € thousands)	2021	2022	2023
Deferred tax assets / (liabilities), net
Beginning of fiscal year	(1,130)	(2,308)	2,429
Recognized through equity / other comprehensive income	—	1,249	—
Recognized through profit or loss	(1,178)	3,488	(3,096)
End of fiscal year	(2,308)	2,429	(667)

Mytheresa Group’s deferred tax balance for each of the years presented consist of the following as of June 30:

	2022		2023
	Deferred tax		Deferred tax
(in € thousands)	Assets	Liabilities	Assets	Liabilities
Intangible assets and goodwill	291	(4,277)	239	(4,277)
Property and equipment	—	(75)	—	(238)
Receivables	230	—	615	—
Right-of-Use asset, contract asset and other assets	—	(6,112)	—	(15,076)
Lease liabilities, contract liabilities and other liabilities	6,263	(3)	15,664	—
Provisions	172	(107)	525	—
Tax loss carryforwards	6,046	—	1,881	—
Total Gross	13,002	(10,574)	18,924	(19,591)
Netting	(6,912)	6,912	(18,865)	18,865
Total net	6,090	(3,661)	59	(726)

Deferred tax assets and deferred tax liabilities are offset if the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority and if there is the right to set off current tax assets against current tax liabilities. In the presentation of deferred tax assets and liabilities in the Consolidated Statement of Financial Position, no difference is made between current and non-current. The actual non-current portion of (gross) deferred tax assets in the table above amounts to €15,835 thousand (2022: €11,068 thousand), the non-current portion of (gross) deferred tax liabilities in the table above amounts to € (18,953) thousand (2022: (€10,341) thousand).

The amount of unused interest carryforwards for which no deferred tax assets have been recognized in fiscal 2023 is €0 thousand (2022: €0 thousand).

For existing unused tax loss carryforwards of €119 thousand, no deferred tax asset has been recognized in 2023 (2022: €131 thousand; 2021: €19,014 thousand). The tax loss carryforwards existing at the end of fiscal year 2023 relate to Mytheresa SE, Germany (no expiry date).